DEFERRED REVENUE (Schedule of deferred revenue) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 428,750	$ 763,750		$ 943,750
Less - current portion	(180,000)	(380,000)		(500,000)
Deferred revenue, net of current portion	248,750	383,750		443,750
WeedMD RX Inc. (''WMD'') [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	428,500	563,750		743,750
Less - current portion		(180,000)
Fox Barry Farms Llc [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 200,000	200,000		$ 200,000
Less - current portion		$ (200,000)